Offerings - Offering: 1	Jun. 01, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	5,700,000
Proposed Maximum Offering Price per Unit | $ / shares	5.84
Maximum Aggregate Offering Price	$ 33,288,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,597.07
Offering Note

(1)
Pursuant to Rule 416(a) under the Securities Act of 1933 (the “Securities Act”), this Registration Statement on Form S-8 also relates to such additional number of shares of the Company’s Class A Common Stock available for issuance under the Company’s Amended and Restated 2024 Omnibus Incentive Plan (the “Plan”) as may be required pursuant to the plan in the event of a stock dividend, stock split, recapitalization or other similar event or transaction, or as otherwise provided for in the Plan.

(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act, on the basis of the average of the high and low prices per share of the Company’s Class A Common Stock as reported on the New York Stock Exchange on May 29, 2026.